RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt - USD ($)		12 Months Ended
		Dec. 31, 2017	Mar. 31, 2018		Jun. 30, 2017	Jan. 31, 2017 [2]	Dec. 31, 2016
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 81,058	$ 82,916				$ 4,000
Total related party		558,400	630,400				$ 0
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		556,166	72,000	[1]		$ 316,504
Expenses owed to related party		2,234
Total related party		558,400	630,400
Chief Executive Officer [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[3]				$ 107,048
Chief Executive Officer [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[4]				132,614
Principal [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		535,050	72,000	[1]		300,000
Principal [Member] | Chief Executive Officer [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[3]				105,000
Principal [Member] | Chief Executive Officer [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[4]				130,050
Accrued Interest [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 21,116		[1]		$ 16,504
Accrued Interest [Member] | Chief Executive Officer [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[3]				2,048
Accrued Interest [Member] | Chief Executive Officer [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	[4]				$ 2,564

[1]	In March 31, 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note.
[2]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[3]	In June 2017, the Company entered into a note agreement in the amount of $105,000 with the Company's CEO for short term working capital advance. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,048 through September 25, 2017. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[4]	In June 2017, the Company received a short term working capital advance of $130,050 from its CEO. The advance bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,564 through September 25, 2017.On September 25, 2017, the board of directors approved the Company to enter into a consolidated note payable agreement with the Company's CEO to consolidate the above notes and advances received from its CEO, including accrued interests on these notes. Interest expense on this note from September 25, 2017 to December 31, 2017 in the amount of $11,872 and for the three months ended March 31, 2018 in the amount of $11,015 are included in accrued expenses in Note 5. This note is secured by all of the Company's assets.